LOAN COMMITMENTS AND FINANCIAL GUARANTEE CONTRACTS (Tables)	12 Months Ended
Dec. 31, 2025
Loan Commitments And Financial Guarantee Contracts
Scheduler of loan commitments, financial guarantees and similar instruments

	R$ thousands
	On December 31, 2025	On December 31, 2024
Loan commitments (1)	358,376,828	341,763,232
Financial guarantees (2)	125,119,738	119,229,609
Letters of credit for imports	356,071	897,221
Total	483,852,637	461,890,062

(1) Includes available lines of credit, limits for credit cards, personal loans, housing loans and overdrafts; and

(2) Refers to guarantees mostly provided for Corporate customers.